Summary of Significant Accounting Policies (Details 1)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Convertible preferred stock	13,796,852		4
Warrants to purchase common stock	66,062		67,637
Non-vested restricted stock awards	250
Options to purchase common stock	2,012,163	7,163	2,425	2,426	316
Total	15,875,327		70,066